SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details)	Jun. 30, 2022 USD ($)
Subsequent Events [Abstract]
2022	$ 700,816
2023	577,500
Long-Term Debt	$ 1,278,316